AVAILABLE-FOR-SALE INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
AVAILABLE-FOR-SALE INVESTMENTS
Schedule of available-for-sale securities

		Gross
	Aggregate	unrealized
At December 31, 2016	cost basis	holding gains	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited
Wealth management products	218,940	—	218,940	31,534

Total	218,940	—	218,940	31,534

		Gross
	Aggregate	unrealized	Aggregate
At December 31, 2015	cost basis	holding gains	fair value
	RMB	RMB	RMB
Wealth management products	75,670	—	75,670

Total	75,670	—	75,670